SCHEDULE OF OPERATING MATURITY ANALYSIS (Details) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 440,268
Amount representing interest	(61,625)
Lease liability	378,643	$ 489,123	$ 158,124
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	147,340
Later than one year and not later than three years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	209,078
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Total undiscounted lease liabilities	$ 83,850